Related parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Details of Balances [Abstract]
Credit receivables (current)	$ 20,101		$ 23,067
Credit receivables (non-current)	13,082		10,082
Total receivables from related parties	33,183		33,149
Credit payables (current)	22,888		18,477
Credit payables (non-current)	5,809		6,810
Total payables to related parties	28,698		25,287
Transactions with Related Party [Abstract]
Financial income	1,232	$ 5,673
Financial expenses	(189,524)	(210,113)
Kaxu, Solaben 2&3 and Solacor 1&2 [Member]
Details of Balances [Abstract]
Credit payables (non-current)	20,600		21,100
Arroyo Netherlands II B.V [Member]
Details of Balances [Abstract]
Credit receivables (current)	16,900		15,500
Algonquin [Member]
Details of Balances [Abstract]
Credit payables (current)	4,300		$ 4,200
Algerian Energy Company [Member]
Details of Balances [Abstract]
Credit payables (current)	3,800
Subsidiaries [Member]
Transactions with Related Party [Abstract]
Financial income	1,029	782
Financial expenses	$ (62)	$ (84)